Financial Instruments - Schedule of Remaining Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 85,163	$ 63,881
Deposits received	20,888
Convertible notes	178,520
Lease obligation	1,356
Income tax payable	15,574
Total Contractual Obligation	301,501
Within a year [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	85,163
Deposits received	20,888
Convertible notes	7,125
Lease obligation	330
Income tax payable	15,574
Total Contractual Obligation	129,080
2-5 years [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Convertible notes	171,395
Lease obligation	1,026
Total Contractual Obligation	$ 172,421